Share-based plans (Details) - MB LTIP 2020	Mar. 01, 2023 EUR (€) EquityInstruments
Share-based payment transaction
Number of shares allocated | EquityInstruments	276,587
Total fair value of shares granted	€ 8,896,000
Vesting period	3 years
Weighted average fair value	€ 32.16
Management Board
Share-based payment transaction
Number of shares allocated | EquityInstruments	212,148
Total fair value of shares granted	€ 6,829,000
Former members of Management Board
Share-based payment transaction
Number of shares allocated | EquityInstruments	64,439
Total fair value of shares granted	€ 2,067,000